SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 199,574	$ 175,628	$ 182,127
Property and equipment, net	35,644	31,514	31,908
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	101,273	88,556	90,061
Property and equipment, net	11,973	9,934	8,563
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,697	7,811	7,568
Property and equipment, net	106	73	120
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	70,982	58,403	66,462
Property and equipment, net	19,188	17,228	17,801
AR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,772	17,324	13,792
Property and equipment, net	4,377	4,279	5,424
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,850	$ 3,534	$ 4,244